Accrued expenses (Tables)	6 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Accrued payroll	$55,138	$83,208
Accrued rental fee	179,164	135,197
Accrued promotion fee	134	132
Accrued Interest	1,407,597	992,703
Amount due to third parties	3,363	3,322
Accrued audit fees	70,625	—
Other	2,671	323
Total	$1,718,692	$1,214,885